Employee Benefits - Summary Of Number Of Exercisable Options (Detail) - shares	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Detailed Information About Number Of Options Exercisable [Line Items]
Number of share options exercisable in share-based payment arrangement	106,131	3,622,162	4,653,641
Employee Stock Option Plan [Member]
Disclosure Of Detailed Information About Number Of Options Exercisable [Line Items]
Number of share options exercisable in share-based payment arrangement	31,537	675,691	910,382
Management Stock Option Plan [Member]
Disclosure Of Detailed Information About Number Of Options Exercisable [Line Items]
Number of share options exercisable in share-based payment arrangement	23,914	1,932,862	2,729,650
Founders Stock Option Plan [Member]
Disclosure Of Detailed Information About Number Of Options Exercisable [Line Items]
Number of share options exercisable in share-based payment arrangement	50,680	1,013,609	1,013,609
Restricted Stock Units [Member]
Disclosure Of Detailed Information About Number Of Options Exercisable [Line Items]
Number of share options exercisable in share-based payment arrangement	0	0	0